Acquisitions and Divestitures - Summary of Fair Value Assessment of Assets Acquired and Liabilities Assumed (Detail) - Louisiana [Member] - USD ($) $ in Thousands	Dec. 30, 2014	Apr. 30, 2013
Business Acquisition [Line Items]
Oil and gas properties	$ 72,141	$ 68,887
Asset retirement obligations	(271)	(1,789)
Total identifiable net assets	$ 71,870	$ 67,098